Employee benefits - Sensitivity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Defined benefit Plan +0.5% [Member]
IFRS Statement [Line Items]
Defined Benefit Plan Calculating Benefit Obligation Discount Rate	$ (272)	$ (284)
Defined Benefit Plan Calculating Benefit Obligation Rate Of Compensation Increase	294	310
Defined benefit Plan -0.5% [Member]
IFRS Statement [Line Items]
Defined Benefit Plan Calculating Benefit Obligation Discount Rate	302	317
Defined Benefit Plan Calculating Benefit Obligation Rate Of Compensation Increase	$ (268)	$ (281)